Consolidated Statements of Cash Flow - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (565,941)	$ (573,718)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization expense	35,962	35,962
Stock based compensation	$ 31,144	27,684
Common stock issued for services rendered		9,000
Common stock issued for payment of interest	$ 240,000	240,000
Change in assets and liabilities:
Decrease in accounts receivable	174,942	$ 41,170
Decrease in prepaid expenses	1,417
Increase in accounts payable and accrued expenses	103,219	$ 126,857
Total adjustments	586,684	480,673
Net cash provided by (used in) operating activities	20,743	(93,045)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	20,743	(93,045)
CASH - BEGINNING OF YEAR	25,127	118,172
CASH - END OF YEAR	$ 45,870	$ 25,127
Cash paid during the period for:
Interest
Income taxes	$ 912	$ 1,222
NON-CASH SUPPLEMENTAL INFORMATION:
Stock issued for services rendered		9,000
Stock issued for payment of interest	$ 240,000	240,000
Stock based compensation	$ 31,144	$ 27,684